Form N-1A Supplement	Dec. 11, 2025
Tema Electrification ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Supplement dated December 11, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information ("SAI") dated June 27, 2025.